UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

Item 1.  Reports to Stockholders.

June 30, 2022
Dear Investor:
The Sound Shore Fund Investor Class (SSHFX) and Institutional Class (SSHVX) declined 13.45% and 13.41%, respectively, in the second quarter of 2022, trailing the Russell 1000 Value Index (Russell Value) which declined 12.21%. As long-term investors, we highlight that Sound Shore’s 30-year annualized returns of 9.65% and 9.91%, for SSHFX and SSHVX, respectively, as of
June 30, 2022, were ahead of the Russell Value at 9.54%.
We are required by FINRA to say that: Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please visit the Fund’s website at www.soundshorefund.com.
In a broadly down market, globally, Sound Shore’s second quarter 2022 results were ahead of the S&P 500 Index (“S&P 500”)
but behind the Russell Value as noted above. Higher inflation, rising interest rates and a slowing economy pushed the S&P 500 into bear market territory. The S&P 500 closed down 16.1% for 2Q, the worst second quarter performance since 1970 (down
18.0%). Similarly, the technology focused NASDAQ, small cap Russell 2000 and MSCI World indices fell precipitously. Equity investors had plenty of company as within major asset classes, only the US dollar and US Treasuries finished up.
How long this weakness will persist and whether we are headed toward a recession are being debated by economic prognosticators.
At Sound Shore, we remain focused on the data we get from our company specific research. Key factors to watch will be how consumers adjust their spending due to inflation (June’s Consumer Confidence level was at a 16-month low) and if the two expected 0.75% Fed interest rate increases (July 27 and Sept. 21, 2022) will help ease the pain of the highest inflation readings in a very long time.
The selloff was broad with all eleven S&P sectors finishing lower. The consumer discretionary and financial services sectors were some of the hardest hit. Despite solid current profits and cash flow, portfolio holdings General Motors (autos) and PVH
Corp (apparel) were lower as the market questioned the consumer’s resiliency. And, as is often the case in a volatile market, financials sold off in response to rising credit concerns. Morgan Stanley and SVB Financial (“SVB”), both long-term holdings, retreated despite having business models that are more resilient, over-capitalized and underappreciated by the market. In June, the Federal Reserve’s stress tests again blessed the health of the overall banking system. Morgan Stanley stood out with an
11% increase in its annual dividend, yielding 4.1% at quarter’s end. The weakest performer in the quarter among our group of financials was SVB. Given the strength of its loan portfolio, best-in-class deposit growth, and an asset mix that benefits from rising interest rates, we added to the position at below 10 times our estimate for 2023 earnings. We took similar action during the stock’s sell-off in early 2020, and recognize that patience may be required.
Another detractor was homebuilder Lennar, one of the industry’s largest. We added the name during the fourth quarter of 2018 market selloff when Lennar was trading below normal at 7.5 times earnings and 1.1 times tangible book value. We believed the company had scale-driven advantages over small and mid-size builders, and also less exposure to sluggish premium housing trends versus its competitors. Since the end of 2018, Lennar’s net debt to capital has declined from 32% to 13% in the most
THREE CANAL PLAZA, PORTLAND, ME 04101 1-800-551-1980

recent quarter. The increased cash flow has also enabled more than $2.1B of stock repurchases over the past four quarters.
Lennar plans to simplify its portfolio to focus more as a pure-play builder, with less asset intensity, which will increase returns on capital and cash flow.
After material outperformance in 2020 and 2021, during which we trimmed our exposure, Lennar has been hit hard in 2022 by the sharp increase in interest rates, adding to concerns around home affordability. Given the selloff this year, Lennar’s valuation has fallen to 4 times earnings and price to tangible book value retreated back to 1.1 times at the end of June, despite the company earning an approximate 30% return on tangible equity over the past year. While the short-term outlook for housing is clouded by a potential pause in activity due to mortgage rate shock, the limited supply of housing has never been more severe, as illustrated in the chart below. Housing is an example of an industry that has entered this point in the cycle in a different position than in the past, as recession scenarios are estimated by the market. Not unlike the auto sector, which has low inventories and has been producing below the normal long-term trend since 2020, the housing market is under-supplied. Despite the likely short-term slowdown implied by the changing economic outlook, our team is confident in Lennar’s balance sheet, strategy, and management team and we added to the position during the quarter.

On the positive side, a number of our health care names outperformed, including drug maker Merck & Co. and health product supplier Perrigo. Benefitting from a best in class research and development team, Merck’s progress is being fueled by the impressive growth of its immuno-oncology cancer drug, Keytruda. The stock remains attractive at less than 12 times 2023 earnings. Meanwhile, Perrigo is the leading private label and branded drug manufacturer with a market share of approximately
70%. Consumers may not realize it, but the store brand Tylenol, Allegra, Prilosec, etc. that they purchase is likely produced by
Perrigo. Having navigated through supply chain disruptions during the pandemic, management is aimed at growth and margin improvement and we see significant upside potential from here.
With nearly 45 years of experience and having been through numerous market cycles, we remain alert in this volatile environment.
Our contrarian investment philosophy has always focused on finding attractively valued companies with internally driven earnings that can drive value for years to come. Our long-term investment process looks forward to assess where a company’s normal earning power will be. In fact, it is often periods of uncertainty which create the best opportunities for our strategy.
This leads us to stocks with management teams employing strategies that are durable and have sustainable businesses we want to partner with in our portfolio. The ability to have a long-term view is increasingly rare, but will likely determine our success.
Although there may not be a quick resolution to the current environment, we believe that stock prices will increasingly begin to discount the complex macro outlook. Patience will be tested and we must rely on our process, our resolve and our conviction.
When the market senses uncertainty, equities fall sharply and in unison, without regard to fundamentals or an eye to the future. As confidence returns, quality at an attractive price will likely outperform. At Sound Shore, we believe our portfolio is well positioned for trends that are liable to emerge, post-crisis. The table below outlines performance following steep market declines. The future may not repeat the past, however the opportunity for patient investors is potentially a good one.
Sound Shore performance results after crisis sell-offs:

Currently, our portfolio is attractively valued at an average twelve month forward P/E ratio of 8.8 times versus the S&P 500 of
15.8 times and the Russell Value of 12.5 times. We appreciate your investment alongside ours and encourage you to reach out with any questions or comments.
Sincerely,
SOUND SHORE FUND
Harry Burn, III
John P. DeGulis
T. Gibbs Kane, Jr.
Co-Portfolio Managers
Important Information
Performance data quoted represents past performance and is no guarantee of future results. The Fund’s Investor Class 1, 5, and 10-year average annual total returns for the period ended June 30, 2022 were -9.79%, 5.74%, and 10.40%, respectively. The Fund’s Institutional Class 1, 5, and
10-year average annual total returns for the same period were -9.60%, 5.92%, and 10.59%, respectively. Fund returns assume the reinvestment of all dividend and capital gain distributions. As stated in the current prospectus, the total annual operating expense ratio (gross) is 0.93% for the Investor
Class and 0.83% for the Institutional Class. The net expense ratio for the Institutional Class is 0.75% pursuant to an expense limitation agreement between the Adviser and the Fund. This agreement is in effect until at least May 1, 2023. The performance for the Institutional Class prior to its inception on 12/9/13 is based on the performance of the Investor Class, adjusted to reflect the lower expense ratio of the Institutional Class (net of expense reimbursements).
The Standard & Poor’s 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks. The 1, 5, and 10-year average annual total returns for the same period were -10.62%, 11.31%, and 12.96%. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The 1, 5, and 10-
year average annual total returns for the same period were -6.82%, 7.17%, and 10.50%. The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell
3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in an Index. Data presented reflects that of the underlying holdings of the Fund, not of the Fund itself. Forward P/E (estimated price-to-earnings) is a measure of the P/E using forecasted earnings for the P/E calculation.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Mid Cap Risk: Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies. Foreign

Securities Risk: The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers also involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments, changes in currency rates and in exchange control regulations. The Fund is also subject to other risks, including, but not limited to, risks associated with value investing.
The views in this letter were those of the Fund managers as of 6/30/22 and may not necessarily reflect their views on the date this letter is first published or anytime thereafter.

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
See Notes to Financial Statements.
Sector Weightings
(a)
(as of June 30, 2022)
as a percentage of Net Assets (Unaudited)
Share
Amount Value
Common Stock (97.3%)
(a)
Communication Services ( 4.0% )
Alphabet, Inc., Class A
(b)
8,970 $ 19,547,962
Verizon Communications, Inc. 409,945 20,804,709
40,352,671
Consumer Discretionary ( 14.2% )
General Motors Co.
(b)
673,365 21,386,073
Lennar Corp., Class A 503,705 35,546,462
PVH Corp. 596,760 33,955,644
Tempur Sealy International, Inc. 1,090,655 23,307,297
Victoria's Secret & Co.
(b)
975,525 27,285,434
141,480,910
Consumer Staples ( 2.5% )
Conagra Brands, Inc. 742,375 25,418,920

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022
See Notes to Financial Statements.
Share
Amount Value
Energy ( 7.2% )
Baker Hughes Co. 806,445 $ 23,282,067
Coterra Energy, Inc. 787,870 20,319,167
Kinder Morgan, Inc. 1,691,990 28,357,753
71,958,987
Financials ( 20.1% )
Alleghany Corp.
(b)
14,225 11,850,848
Bank of America Corp. 574,925 17,897,415
Berkshire Hathaway, Inc., Class B
(b)
86,215 23,538,419
Capital One Financial Corp. 253,930 26,456,967
First Republic Bank 138,535 19,976,747
Morgan Stanley 414,970 31,562,618
SVB Financial Group
(b)
82,540 32,602,475
Wells Fargo & Co. 928,795 36,380,900
200,266,389
Health Care ( 21.5% )
Cardinal Health, Inc. 487,085 25,459,933
Elanco Animal Health, Inc.
(b)
1,444,490 28,355,339
Elevance Health, Inc. 44,470 21,460,333
Hologic , Inc.
(b)
350,410 24,283,413
Merck & Co., Inc. 233,865 21,321,472
Organon & Co. 894,910 30,203,212
Perrigo Co. PLC 1,005,665 40,799,829
Pfizer, Inc. 425,305 22,298,741
214,182,272
Industrials ( 5.9% )
FedEx Corp. 107,655 24,406,465
PACCAR, Inc. 414,640 34,141,458
58,547,923
Information Technology ( 15.3% )
Applied Materials, Inc. 263,345 23,959,128
Flex, Ltd.
(b)
2,416,795 34,971,024
NXP Semiconductors NV 217,180 32,149,155
Oracle Corp. 481,405 33,635,767

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
June 30, 2022
Share
Amount Value
Information Technology (15.3%) (continued)
Vontier Corp. 1,219,490 $ 28,036,075
152,751,149
Materials ( 2.3% )
International Paper Co. 539,350 22,561,010
Utilities ( 4.3% )
Vistra Corp. 1,882,160 43,007,356
Total Common Stock (97.3%) (cost $922,760,577) 970,527,587
Short-Term Investment ( 3.2% )
Money Market Fund (3.2%)
First American Government Obligations Fund, Class X, 1.29%
(c)
32,236,023 32,236,023
Total Money Market Fund (3.2%) (cost $32,236,023) 32,236,023
Investments, at value (100.5%) (cost $954,996,600) $ 1,002,763,610
Other Liabilities Less Assets (-0.5%) (5,108,601)
Net Assets (100.0%) $ 997,655,009
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of June 30, 2022.
PLC Public Limited Company

Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $954,996,600) $ 1,002,763,610
Receivables:
Capital shares sold 279,808
Investment securities sold 2,273,605
Dividends 743,857
Foreign tax reclaims 175,224
Prepaid expenses 38,885
Total Assets
1,006,274,989
LIABILITIES
Payables:
Capital shares redeemed 915,379
Investments purchased 6,958,600
Accrued liabilities:
Advisory fees 612,796
Administrator fees 11,909
Transfer agent fees and expenses 58,621
Custodian fees 20,854
Compliance and Treasurer Services fees and expenses 10,150
Professional fees 28,663
Other accrued liabilities 3,008
Total Liabilities
8,619,980
Net Assets
$ 997,655,009
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 28,288
Paid-in Capital 865,775,997
Distributable earnings 131,850,724
Net Assets
$ 997,655,009
NET ASSET VALUE
Net Assets - Investor Class Shares $ 541,119,274
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 15,415,178
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 35.10
Net Assets - Institutional Class Shares $ 456,535,735
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 12,872,424
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 35.47

Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2022
See Notes to Financial Statements.
INVESTMENT INCOME
Income:
Dividend income
(net of foreign withholding taxes of $75,502)
$ 10,507,607
Total Income
10,507,607
Expenses:
Advisory fees (Note 3 ) 4,313,687
Administrator fees 81,420
Transfer agent fees and expenses - Investor Class Shares 327,484
Transfer agent fees and expenses - Institutional Class Shares 28,708
Custodian fees 42,507
Compliance and Treasurer Services fees and expenses (Note 3 ) 72,650
Directors' fees and expenses (Note 3 ) 91,520
Professional fees 48,663
Registration fees - Investor Class Shares 12,517
Registration fees - Institutional Class Shares 12,537
Printing and postage fees - Investor Class Shares 18,988
Printing and postage fees - Institutional Class Shares 11,659
Miscellaneous 43,955
Total Expenses 5,106,295
Expense Reimbursements - Institutional Class Shares (Note 3 )
(226,848)
Net Expenses
4,879,447
Net Investment Income
5,628,160
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments 86,327,111
Net change in unrealized appreciation/(depreciation) on investments
(260,052,719)
Net realized and unrealized loss on investments
(173,725,608)
Net decrease in net assets from operations
$ (168,097,448)

Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six
Months Ended
June 30, 2022
(Unaudited)
For the Year
Ended December
31, 2021
Operations:
Net investment income $ 5,628,160 $ 11,710,053
Net realized gain on investments 86,327,111 265,625,978
Net change in unrealized
appreciation (depreciation)
on investments (260,052,719) (14,100,501)
Increase (decrease) in net assets from operations
(168,097,448) 263,235,530
Distributions to shareholders:
Investor Class Shares (2,572,328) (149,441,808)
Institutional Class Shares (2,371,275) (124 , 411 , 263)
Total distributions to shareholders ( 4 , 943 , 603 ) (273,853,071)
Net capital share transactions (Note 6 ):
Investor Class Shares (35,931,505) 35,265,160
Institutional Class Shares (39,936,490) 63,302,817
Total capital share transactions
(75,867,995) 98,567,977
Total increase (decrease)
(248,909,046) 87,950,436
NET ASSETS
Beginning of the period
1,246,564,055 1,158,613,619
End of the period
$ 997,655,009 $ 1,246,564,055

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, as defined in Note 3, the prices or values available do not represent the fair value of the instrument.
Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022
the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of June 30, 2022:
At June 30, 2022 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 970,527,587 $ – $ – $ 970,527,587
Money Market Fund 32,236,023 – – 32,236,023
Total Investments $ 1,002,763,610 $ – $ – $ 1,002,763,610

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022
unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class. Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities
(i.e., generally, the last three tax year-ends 2019 – 2021, and the interim tax period since then).
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2023. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the
Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”), provides certain administration and portfolio accounting services to the Fund. US Bank, N.A. (“US Bank”) serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide subtransfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the Fund and the
Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser,
Apex, US Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management Services,
LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS, FMS, nor
their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
During the period ended June, 30, 2022, the Fund paid each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act (“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly in-person meeting,
$4,000 per quarterly meeting attended telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit Committee receives a quarterly fee of $2,500.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the period ending
June 30, 2022, aggregated $482,795,810 and $528,936,787 respectively.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022
5. Federal Income Tax
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Distributions during the fiscal years
ended December 31, 2021 and December 31, 2020
were characterized for tax purposes as
follows:
Components of net assets on a federal income tax basis at December 31, 2021, were as follows:
At December 31, 2021, the Fund, for federal income tax purposes, had no capital loss carryforwards.
6. Capital Stock
Transactions in capital stock for the period ended June 30, 2022 and the year ended December 31, 2021, were as follows:
Gross Unrealized Appreciation $ 132,557,943
Gross Unrealized Depreciation (84,790,933)
Net Unrealized Appreciation $ 47,767,010
2021 2020
Ordinary Income $ 78, 798 , 207 $ 9,759,607
Long-Term Capital Gain 19 5,054,864 78,631,157
Total Taxable Distributions $ 273,853,071 $ 88,390,764
Par Value + Paid-in Capital $ 94 1 , 672 , 280
Net Unrealized Appreciation 3 0 4 , 891 , 775
Net Assets $ 1, 246 , 564 , 055
For the Period Ended June 30, 2022
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
313,085 $ 12,680,282 526,536 $ 21,232,911
Reinvestment of dividends
70,280 2,430,269 67,003 2,340,409
Redemption of shares
(1,280,901) (51,042,056) (1,559,789) (63,509,810)
Net decrease from capital transactions
(897,536) $ (35,931,505) (966,250) $ (39,936,490)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Concluded)
June 30, 2022
7. Risks
As of June 30, 2022, the Fund invested a significant portion of its assets in securities in the Financials and Health Care sectors.
Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund’s assets and performance.
The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
8. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Effective July 28, 2022, the Fund pays each Independent Director quarterly fees of $5,000, plus $10,000 per quarterly meeting attended in person or telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit Committee receives a quarterly fee of $2,500.
For the Year Ended December 31, 2021
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
431,771 $ 20,609,970 968,105 $ 47,405,245
Reinvestment of dividends
3,423,895 141,544,950 2,936,531 122,637,322
Redemption of shares
(2,702,428) (126,889,760) (2,216,481) (106,739,750)
Net in crease from capital transactions
1,153,238 $ 35,265,160 1,688,155 $ 63,302,817

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2022
(unaudited)
For the Year Ended December 31,
2021 2020 2019 2018 2017
Investor Class Shares
Net Asset Value, Beginning of Period
$ 41.16 $ 42.29 $ 42.41 $ 37.03 $ 45.89 $ 44.17
Investment Operations
Net investment income (a) 0.18 0.41 0.30 0.40 0.50 0.51
Net realized and unrealized gain
(loss) on investments
(6.07) 9.66 2.90 8.20 (6.27) 6.63
Total from Investment Operations
(5.89) 10.07 3.20 8.60 (5.77) 7.14
Distributions from
Net investment income (0.17) (0.44) (0.32) (0.39) (0.51) (0.52)
Net realized gains
– (10.76) (3.00) (2.83) (2.58) (4.90)
Total Distributions
(0.17) (11.20) (3.32) (3.22) (3.09) (5.42)
Net Asset Value, End of Period
$ 35.10 $ 41.16 $ 42.29 $ 42.41 $ 37.03 $ 45.89
Total Return
(14. 31 )%(b) 23.76% 7.78% 23.26% (12.62)% 16.22%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $541,119 $671,380 $641,165 $853,588 $945,244 $1,365,922
Ratios to Average Net Assets:
Expenses 0.93%(c) 0.93% 0.93% 0.91% 0.90% 0.90%
Net Investment Income 0.90%(c) 0.85% 0.80% 0.95% 1.10% 1.06%
Portfolio Turnover Rate (d) 43%(b) 44% 77% 46% 56% 44%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2022
(unaudited)
For the Year Ended December 31,
2021 2020 2019 2018 2017
Institutional Class Shares
Net Asset Value, Beginning of Period
$ 41.56 $ 42.59 $ 42.65 $ 37.19 $ 46.06 $ 44.29
Investment Operations
Net investment income (a) 0.21 0.51 0.37 0.47 0.58 0.60
Net realized and unrealized gain
(loss) on investments
(6.12) 9.70 2.93 8.25 (6.32) 6.64
Total from Investment Operations
(5.91) 10.21 3.30 8.72 (5.74) 7.24
Distributions from
Net investment income (0.18) (0.48) (0.36) (0.43) (0.55) (0.57)
Net realized gains
– (10.76) (3.00) (2.83) (2.58) (4.90)
Total Distributions
(0.18) (11.24) (3.36) (3.26) (3.13) (5.47)
Net Asset Value, End of Period
$ 35.47 $ 41.56 $ 42.59 $ 42.65 $ 37.19 $ 46.06
Total Return
(14.20)%(b) 23.95% 7.98% 23.50% (12.50)% 16.40%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $456,536 $575,184 $517,449 $684,295 $721,916 $765,297
Ratios to Average Net Assets:
Expenses (gross) (c) 0.84%(d) 0.83% 0.84% 0.82% 0.81% 0.81%
Expenses (net) 0.75%(d) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1.08%(d) 1.03% 0.98% 1.12% 1.27% 1.25%
Portfolio Turnover Rate (e) 43%(b) 44% 77% 46% 56% 44%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January
1, 2022 through June 30, 2022.
Actual Expenses -
The Actual Return lines of the table below provide information about actual account values and actual expenses for each share class. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual Return line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes -
The Hypothetical Return lines of the table below provide information about hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Investor Class Actual Return $ 1,000.00 $ 856.86 $ 4.28
Investor Class Hypothetical Return $ 1,000.00 $ 1,020.18 $ 4.66
Institutional Class Actual Return $ 1,000.00 $ 857.98 $ 3.46
Institutional Class Hypothetical Return $ 1,000.00 $ 1,021.08 $ 3.76
* Expenses are equal to the Investor Class' and Institutional Class' annualized expense ratios of 0.93% and 0.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent one-half year period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2022
Investment Advisory Agreement Approval
On January 27, 2022, the Independent Directors and the full Board held a meeting and approved the continuance of the
Advisory Agreement. In reaching this determination, the Board considered information about the Adviser, the performance of the Fund and certain additional factors described below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the
Advisory Agreement.
(1) The nature, extent and quality of services provided by the Adviser.
The Board considered the scope and quality of services provided by the Adviser, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Fund. The Board also considered the fact that the Adviser pays the costs of all investment and management facilities necessary for the efficient conduct of its services as well as all distribution costs incurred on behalf of the Fund and all servicing costs to financial intermediaries beyond the 10 basis points borne by the Fund and reimbursed by the Fund’s transfer agent.
In addition, the Board considered that the Adviser manages the overall investment program of the Fund and that the Adviser keeps the Board informed of important developments affecting the Fund, both in connection with the Board’s annual review of the Advisory Agreement and at each Board meeting. The Board evaluated these factors based on its direct experience with the
Adviser, and in consultation with Counsel to the Fund and Counsel to the Independent Directors. The Board also considered the Adviser’s effectiveness in ensuring that the Fund remains in compliance with its investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s efforts to oversee the
Fund’s other service providers, including those providing administrative, accounting and custodial services.
Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the nature, extent and quality of services provided by the Adviser have been and continue to be satisfactory.
(2) The performance of the Fund and the Adviser.
The Board’s analysis of the Fund’s performance included the discussion and review of the performance data of the Fund against securities benchmarks as well as against a group of comparable funds, based on, in part, information provided by an independent, third-party mutual fund data provider – Strategic Insight, Inc. (“Strategic Insight”) – engaged by the Board for this purpose. The Board also considered the performance of the Fund against a comparative universe of similar funds as identified by the Adviser. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board further took into account that performance returns over longer periods can be impacted dramatically by the end point date from which performance is measured. In this regard the Board observed that the Fund underperformed the Russell 1000 Value Index, the Fund’s primary benchmark, over the one- and five-year periods ended December 31, 2021, and outperformed the primary benchmark index

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2022
over the three-, 10-, and 30-year periods ended December 31, 2021. The Board also observed that the Fund’s Investor Class
Shares underperformed the primary benchmark index over the 20-year period ended December 31, 2021, and the Fund’s
Institutional Class Shares outperformed the primary benchmark index over the same 20-year period. The Board also considered the performance of the Fund in the context of whether the Fund was meeting the expectations of the clients invested in the
Fund.
The Board also considered the performance of the Fund against similarly managed accounts managed by the Adviser. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Fund.
The Board considered the Adviser’s view as to the principle drivers of Fund performance. Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the performance of the Fund and the Adviser has been and continues to be satisfactory.
(3) The cost of the advisory services and the profits to the Adviser from the relationship with the Fund.
The Board’s consideration of the Fund’s advisory fee and expenses included, among other factors, a discussion and review of data concerning the current advisory fee and expense ratio of the Fund compared to a peer group of funds identified by
Strategic Insight as having characteristics similar to those of the Fund. The Board observed that, although the Fund’s advisory fee rate was higher than the median of the Strategic Insight peers, the Fund’s net expense ratio met the median of the Strategic
Insight peers. The Board also considered that the Institutional Class shares have a lower expense ratio than the Investor Class shares because the Adviser has capped expenses at 75 basis points to compete in the institutional market.
Additionally, the Board considered advisory fee data from the Adviser’s similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the advisory fees charged in connection with management of the Fund.
The Board also considered the profitability of the Fund to the Adviser. In this regard, the Board noted that the Fund, with an advisory fee of 75 basis points and assets of approximately $1.2 billion, did not appear to generate “excessive” fees to the
Adviser. Based on this analysis, the Board concluded that the advisory fee for the Fund was fair and reasonable in light of the quality of services provided by the Adviser.
(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the
Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the relatively stable asset levels in the Fund over the

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Concluded)
June 30, 2022
past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
(5) Ancillary benefits and other factors.
In addition to the above factors, the Board also discussed other benefits received by the Adviser from the management of the
Fund, such as soft-dollar credits. The Board concluded that the advisory fee was reasonable in light of these fall-out benefits.
Conclusion
The Board, including all of the Independent Directors, concluded that the fees payable under the Advisory Agreement were fair and reasonable with respect to the services that the Adviser provides, in light of the factors described above that the
Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the
Independent Directors in making this determination.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is also available on the Securities and Exchange Commission’s (“SEC”)
website at http://www.sec.gov under the name of the Sound Shore Fund.
The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore Fund.
Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore
Fund.

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.foreside.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
US Bank, N.A.
Milwaukee, Wisconsin
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
BBD, LLP
Philadelphia, Pennsylvania

Semi-Annual Report to
Shareholders
(Unaudited)
June 30, 2022
207-SAR-0622
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
http://www.soundshorefund.com
(800) 551-1980

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)	Included as part of the report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	08/04/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	08/04/2022

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	08/04/2022